Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Liabilities

(7) Accrued Liabilities

Accrued Liabilities consists of the following:

	March 31, 2025	December 31, 2024
Accrued incentives	$2,812	$2,094
Accrued liabilities - general	2,112	1,850
Accrued liabilities - clinical trials	1,965	2,297
Accrued payroll	1,041	718
Accrued vacation	384	362
Accrued taxes	89	34
Total accrued liabilities	$8,403	$7,355

Accrued liabilities - general includes accruals from our service providers and other miscellaneous operating accruals.

(8) Accrued Liabilities

Accrued liabilities consists of the following:

	December 31,
	2024	2023
Accrued liabilities - clinical trials	$2,297	$3,115
Accrued incentives	2,094	3,736
Accrued liabilities - general	1,850	2,790
Accrued vacation	362	327
Accrued payroll	718	557
Accrued taxes	34	31
Total Accrued Liabilities	$7,355	$10,556

Accrued liabilities - general includes accruals from our services providers and other miscellaneous operating accruals.